MINING INTERESTS AND PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 03, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		$ 1,049,309	$ 976,044
Proceeds on dispositions of assets		1,621	749
Losses on disposals of property, plant and equipment		992	1,007
Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		650,945	597,020
Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		116,285	135,834
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		282,079	243,190
Construction in progress		1,405	3,748
Plant and equipment | Capital Equipment and Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		72,307	47,635
Plant and equipment | Accumulated depreciation | Capital Equipment and Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		17,883	10,682
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on dispositions of assets		1,621	749
Losses on disposals of property, plant and equipment		992	1,926
Macassa Mine And Holt Complex | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		303,210	257,508
Fosterville And Cosmo Mines | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		$ 347,735	339,512
Macassa Mine | Franco‑Nevada Canada Holdings Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Royalty return percentage acquired	1.00%
Royalty return percentage	2.50%	1.50%
Price of royalty purchased	$ 30,532
Macassa Mine | Franco‑Nevada Canada Holdings Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Royalty return percentage	2.50%
Price of royalty purchased	$ 30,669
Macassa Mine | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment		$ 46,245	43,026
Australia | Macassa Mine | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Change in value		$ 70,234	$ 92,807